SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Summary Of Changes In Number Of Warrants Outstanding
Number of Shares Warrants Outstanding, Beginning Balance		150
Number of Exerciseable Shares, Beginning Balance		150
Weighted sverage unit price, Beginning balnce		$ 99,787
Average Remaining Contractual Life		2 years 9 months 18 days	2 years 1 month 6 days
Number of Shares Warrants Outstanding, Granted/Acquired	[1]	1,615,418
Number of Exerciseable Shares, Granted/Acquired	[1]	1,615,418
Weighted sverage unit price, Granted/Acquired	[1]	$ 641
Average Remaining Contractual Life Granted/Acquired	[1]	3 years
Number of Shares Warrants Outstanding, Adjustment on down round feature	[2]	33,119
Number of Exerciseable Shares, Adjustment on down round feature	[2]	33,119
Weighted sverage unit price, Adjustment on down round feature[	[2]
Number of Shares Warrants Outstanding, Forfeited		(150)
Number of Exerciseable Shares, Forfeited		(150)
Weighted sverage unit price, Forfeited		$ (99,787)
Warrants Outstanding Number, Exercised		(479,190)
Number of Exerciseable Shares, Exercised		476,750
Weighted sverage unit price, Exercised
Number of Shares Warrants Outstanding, Ending Balance		1,169,347	150
Number of Exerciseable Shares, Ending Balance		1,169,347	150
Weighted sverage unit price, Ending balnce		$ 874	$ 99,787

[1]	In accordance with ASC 815-40, these warrants are classified as equity instruments as their terms meet the “fixed-for-fixed” criterion.
[2]	The warrants issued on September 4, 2025 contain an exercise price reset mechanism that provides for an adjustment to the number of exercisable shares when the exercise price is reduced, such that the aggregate exercise price remains unchanged. During the year ended December 31, 2025, this reset mechanism was triggered, resulting in an adjustment of the exercise price to $0.413 and $0.295 per share, respectively, and a corresponding increase in the number of exercisable shares. In accordance with ASC 260-10-55-13 and ASC 480-10-55-12, this economic benefit was treated as a deemed dividend, recognized as a reclassification between retained earnings and additional paid-in capital, with no impact on net income for the period. The deemed dividend reduces income available to ordinary shareholders in the EPS calculation. During the year ended December 31, 2025, all warrants subject to the reset feature were exercised.